Land use rights	12 Months Ended
Dec. 31, 2023
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Land use rights
13.
Land use rights

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
Net book amount at January 1	1,495	2,480
Additions	1,052	32
Amortization charge	(67)	(75)
Net book amount at December 31	2,480	2,437

The land use rights mainly represent prepaid operating lease payments in respect of land in the Mainland China with lease period ranging from 30 to 40 years.